Subsequent Events - Additional Information (Detail) - MXN ($) $ in Thousands, shares in Millions	Mar. 20, 2024	Sep. 03, 2023	Dec. 31, 2023	Sep. 27, 2023	Mar. 27, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities			$ 31,255,588			$ 26,457,588	$ 22,500,000
Debt securities,basis points		310.00%		25.00%	22.00%
Description of derivative instruments variable interest rate basis		with a monthly interest rate of SOFR plus 310 basis points and payment of 10% of the principal in month 54, 90% at maturity
Events after Reporting Period [Member] | Long-term Unsecured Debt Securities [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of debt securities shares issued	30.0
Issuance of debt securities	$ 3,000,000
Events after Reporting Period [Member] | GAP 19 [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Maturity date	Mar. 22, 2024
Proceeds from issuance of debt securities	$ 3,000,000
Events after Reporting Period [Member] | Variable Rate of TIIE-28 plus 25 Basis Points [Member] | GAP 24-L [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities	$ 1,384,800
Borrowings interest rate basis	TIIE-28 plus 25 basis points
Debt securities,basis points	2.50%
Maturity date	Mar. 17, 2027
Events after Reporting Period [Member] | Fixed Interest Rate [Member] | GAP 24-2L [Member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Issuance of debt securities	$ 1,615,200
Maturity date	Mar. 12, 2031
Description of derivative instruments variable interest rate basis	interest due every 182 days at a fixed annual rate of 9.94%, with the principal due at maturity on March 12, 2031
Interest rate	9.94%